FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Currency risk (Details) - Currency risk	9 Months Ended
Mar. 31, 2025 USD ($)
Currency risk
Foreign currency	$ 18,745,129
Percentage of that a devaluation or an appreciation of the US Dollar other currencies	10.00%
Effect in profit and loss due to designate devaluation or appreciation of US dollar	$ 1,900,000